Secured Debt and Credit Facilities, Revolving Credit Facility (Details) (USD $)	3 Months Ended
Mar. 31, 2012
Line of Credit Facility
Available borrowing capacity	$ 278,200,000
Remaining available borrowing capacity	269,700,000
Interest On Line Of Credit	4.00%
Fixed charge coverage ratio to be maintained on a consolidated basis	1.1:1.0
Minimum
Line of Credit Facility
Available borrowing capacity	30,000,000
Line of Credit
Line of Credit Facility
Percentage of eligible accounts receivable for borrowing base	85.00%
Percentage of eligible inventory for borrowing base	65.00%
Percentage of net orderly liquidation value of eligible inventory	85.00%
Percent of eligible machinery and equipment for borrowing base	85.00%
Outstanding Line of Credit	0
Letter of Credit
Line of Credit Facility
Maximum Borrowing Capacity	60,000,000
Outstanding Line of Credit	8,500,000
Additional line of credit capacity allowed
Line of Credit Facility
Maximum Borrowing Capacity	350,000,000
Amended and Current Revolving Credit Facility
Line of Credit Facility
Maximum Borrowing Capacity	$ 300,000,000